Other current financial assets	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Other current financial assets
4.2 Other current financial assets

(CHF in millions)	12/31/2024	12/31/2023

Credit cards	12.7	16.4
Deposits	18.1	14.6
Other current financial assets	25.5	3.2
Other current financial assets at amortized cost	56.4	34.2
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	56.4	34.2
Due to their short-term nature, the carrying amount of other current financial assets at amortized cost corresponds to their fair value.

Refer to 5.2 Foreign currency risk for additional information on derivatives.

Accounting policies	On’s financial assets include cash and cash equivalents, trade receivables, and other current financial assets, which initially are recognized at fair value. Depending on the business model for managing these assets and the contractual terms of the resulting cash flows, On classifies financial assets as follows:

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in financial result. Any gain or loss arising on derecognition is recognized directly in the income statement.

Assets that do not meet the criteria above for amortized cost are measured at fair value through profit and loss. Any gain or loss on these assets is recognized immediately in the income statement.
4.3 Financial liabilities

(CHF in millions)	12/31/2024	12/31/2023

Customer refund liability returns	40.9	12.4
Other financial liabilities	10.4	2.4
Total other current financial liabilities at amortized cost	51.3	14.8
Other non-current financial liabilities	1.7	—
Total other non-current financial liabilities at amortized cost	1.7	—
Total current and non-current financial liabilities	53.1	14.8

The carrying amount of other current and non-current financial liabilities at amortized cost correspond to their fair value. All non-current financial liabilities are all due within the next eighteen months.

Accounting policies
On’s financial liabilities include trade payables, current and non-current lease liabilities, other current and non-current financial liabilities, which are initially recognized at fair value. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in the income statement. A financial liability is only classified at fair value through profit or loss if it is a derivative.

Financial liabilities are derecognized when the contractual obligations are discharged, cancelled, or expired.